Intangible assets, net (Details) - Schedule of definite-lived intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Original amounts:
Intangible assets, gross	$ 14,488	$ 7,900
Accumulated amortization:
Intangible assets, net total	11,228	6,611
Core technology [Member]
Original amounts:
Intangible assets, gross	10,411	4,000
Accumulated amortization:
Intangible assets, net total	1,470	476
Trade name [Member]
Original amounts:
Intangible assets, gross	3,900	3,900
Accumulated amortization:
Intangible assets, net total	1,788	813
Customer relationship [Member]
Original amounts:
Intangible assets, gross	177
Accumulated amortization:
Intangible assets, net total	2
Intangible assets, net [Member]
Accumulated amortization:
Intangible assets, net total	$ 3,260	$ 1,289